U.S. Bancorp (Parent Company) - Condensed Statement of Cash Flows of Parent Company Only (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activities
Net income attributable to U.S. Bancorp	$ 5,879	$ 5,851	$ 5,836
Adjustments to reconcile net income to net cash provided by operating activities
Other, net	787	43	(115)
Net cash provided by operating activities	8,782	5,332	11,446
Investing Activities
Other, net	(1,526)	506	(303)
Net cash (used in) provided by investing activities	(21,150)	(29,812)	(21,024)
Financing Activities
Net (decrease) increase in short-term borrowings	(2,016)	2,285	1,306
Proceeds from issuance of long-term debt	5,067	16,394	2,041
Principal payments or redemption of long-term debt	(5,311)	(4,128)	(2,883)
Proceeds from issuance of preferred stock	745		487
Proceeds from issuance of common stock	295	453	524
Redemption of preferred stock			(500)
Repurchase of common stock	(2,190)	(2,200)	(2,282)
Cash dividends paid on preferred stock	(242)	(243)	(254)
Cash dividends paid on common stock	(1,777)	(1,726)	(1,576)
Net cash provided by (used in) financing activities	12,861	26,657	9,803
Change in cash and due from banks	493	2,177	225
Cash and due from banks at beginning of year	10,654	8,477	8,252
Cash and due from banks at end of year	11,147	10,654	8,477
Parent Company [Member]
Operating Activities
Net income attributable to U.S. Bancorp	5,879	5,851	5,836
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (income) losses of subsidiaries	(1,991)	(2,107)	139
Other, net	507	48	(40)
Net cash provided by operating activities	4,395	3,792	5,935
Investing Activities
Proceeds from sales and maturities of investment securities	153	46	75
Purchases of investment securities	(47)	(39)	(118)
Net (increase) decrease in short-term advances to subsidiaries	(273)	984	4,543
Long-term advances to subsidiaries	(500)	(1,800)	(750)
Principal collected on long-term advances to subsidiaries		1,400
Other, net	(6)	(52)	3
Net cash (used in) provided by investing activities	(673)	539	3,753
Financing Activities
Net (decrease) increase in short-term borrowings	(152)	39	4
Proceeds from issuance of long-term debt		3,250	1,500
Principal payments or redemption of long-term debt	(1,750)	(1,500)	(2,850)
Proceeds from issuance of preferred stock	745		487
Proceeds from issuance of common stock	295	453	524
Redemption of preferred stock			(500)
Repurchase of common stock	(2,190)	(2,200)	(2,282)
Cash dividends paid on preferred stock	(242)	(243)	(254)
Cash dividends paid on common stock	(1,777)	(1,726)	(1,576)
Net cash provided by (used in) financing activities	(5,071)	(1,927)	(4,947)
Change in cash and due from banks	(1,349)	2,404	4,741
Cash and due from banks at beginning of year	10,775	8,371	3,630
Cash and due from banks at end of year	$ 9,426	$ 10,775	$ 8,371